Equity	9 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 4 - Equity

On October 2, 2014, we issued 250,000 common shares in exchange for $2,500 cash.

On October 3, 2014, we issued 416,667 common shares in exchange for $5,000 cash.

On October 4, 2014, we issued 833,334 common shares in exchange for $10,000 cash.

On December 31, 2014, we issued 5,000,000 common shares for the purchase of the software database platform to be used by Signal Bay Research. The company recorded an asset acquisition of $58,333 related to this transaction.

On January 1, 2015, the company approved the 2015 Equity Incentive Plan.

On January 1, 2015, we issued 12,000,000 shares to our CEO under the Company’s Equity Incentive Plan. The company expensed $276,000 related to this transaction.

On January 1, 2015, we issued 12,000,000 shares to our COO under the Company’s Equity Incentive Plan. The company expensed $276,000 related to this transaction.

On January 1, 2015, we issued 1,000,000 shares to Joshua Copeland under the Company’s Equity Incentive Plan for software management services. There are 3,000,000 shares remaining to be vested over the next 3 months. The company expensed $23,000 related to this transaction.

On January 1, 2015, we issued 750,000 shares to our VP Business Development under the Company’s Equity Incentive Plan. There are 2,250,000 shares remaining to be vested over the next 3 months. The company expensed $17,250 related to this transaction.

On January 27, 2015, we issued 1,000,000 shares to Electrum Partners under the Company’s Equity Incentive Plan for advisory services. There are 3,000,000 shares remaining to be vested over the next 24 months. The company expensed $22,500 related to this transaction.

On February 1, 2015, we issued 1,000,000 shares to Joshua Copeland under the Company’s Equity Incentive Plan for software management services. There are 2,000,000 shares remaining to be vested over the next 2 months. The company expensed $22,500 related to this transaction.

On February 1, 2015, we issued 750,000 shares to our VP Business Development under the Company’s Equity Incentive Plan. There are 1,500,000 shares remaining to be vested over the next 2 months. The company expensed $16,875 related to this transaction.

On February 5, 2015, we issued 1,200,000 common shares in exchange for $15,000 cash.

On February 25, 2015, we issued 1,000,000 shares to a consultant for the purpose of writing the Medical Marijuana Desk Reference. under the Company’s Equity Incentive Plan. The company expensed $22,500 related to this transaction.

On February 26, 2015, we issued 400,000 common shares in exchange for $5,000 cash.

On February 27, 2015, we issued 160,000 common shares in exchange for $2,000 cash.

On March 1, 2015, we issued 1,000,000 shares to Joshua Copeland under the Company’s Equity Incentive Plan for software management services. There are 1,000,000 shares remaining to be vested over the next 1 month. The company expensed $22,500 related to this transaction.

On March 1, 2015, we issued 750,000 shares to our VP Business Development under the Company’s Equity Incentive Plan. There are 750,000 shares remaining to be vested over the next 1 months. The company expensed $16,875 related to this transaction.

On March 1, 2015, we issued 125,000 shares to members of our advisory committee under the Company’s Equity Incentive Plan. The company expensed $2,813 related to this transaction.

On March 1, 2015, we issued 450,000 shares to a consultant for the purpose of social media and marketing efforts under the Company’s Equity Incentive Plan. The company expensed $10,125 related to this transaction.

On March 1, 2015, we issued 500,000 shares to our sales consultant under the Company’s Equity Incentive Plan. This was fully vested as of May 1, 2015 and the expense was calculated as part of a true-up as of June 30, 2015.

On March 5, 2015, we issued 2,500,000 common shares valued at $31,250 and $3,500 cash for the purchase of the domain Marijuanamath.com, website, all social media accounts. The company recorded an asset acquisition of $34,750 related to this transaction.

On March 24, 2015, we issued 1,600,000 common shares in exchange for $20,000 cash.

On April 1, 2015, we issued 1,000,000 shares to Joshua Copeland under the Company’s Equity Incentive Plan for software management services. This agreement is fully vested. The company expensed $22,500 related to this transaction.

On April 1, 2015, we issued 750,000 shares to our VP Business Development under the Company’s Equity Incentive Plan. This agreement is fully vested. The company expensed $16,875 related to this transaction.

On April 1, 2015, we issued 500,000 shares to our sales consultant our under the Company’s Equity Incentive Plan. This was fully vested as of May 1, 2015 and the expense was calculated as part of a true-up as of June 30, 2015.

On April 1, 2015, we issued 375,000 shares to members of our advisory committee under the Company’s Equity Incentive Plan. The company performed a true-up of the expense as of June 30, 2015.

On April 18, 2015, we issued 21,000,000 shares to a non-affiliate consultant in accordance with the August 28, 2014 management consulting agreement. The consultant exercised the option to convert the $40,000 owed to common stock.

On May 1, 2015, we rescinded 18,000,000 shares and reissued 9,000,000 shares to a non-affiliate consultant in accordance with the August 28, 2014 management consulting agreement. Valuation was erroneously calculated 50% discount of $40,000 liability. It was amended to reflect solely a 60% discount to the stock price on August 28, 2014. The company has expensed $90,000 in loss on conversion of debt associated with this transaction

On May 1, 2015, we issued 250,000 shares to our sales consultant our under the Company’s Equity Incentive Plan. This agreement is fully vested. This was fully vested as of May 1, 2015 and there has been a true-up of all the shares issued for the sales consultant. The true-up of the expenses totaling $123,635.

On May 1, 2015, we issued 156,250 shares to members of our advisory committee under the Company’s Equity Incentive Plan. The company performed a true-up of the expense as of June 30, 2015.

On May 26, 2015, we issued 1,600,000 common shares in exchange for $20,000 cash.

On June 1, 2015, we issued 300,000 shares to a consultant for social media and marketing services under the Company’s Equity Incentive Plan. The company expensed $4,500 related to this transaction.

On June 1, 2015, we issued 156,250 shares to members of our advisory committee under the Company’s Equity Incentive Plan. The company performed a true-up of the shares issued as of June 30, 2015 which resulted in a quarterly expense of $10,656.

On June 17, 2015, we issued 50,000 shares to Casey Houlihan under the Company’s Equity Incentive Plan for advisory services. There are 450,000 shares remaining to be vested over the next 12 months. The company performed a true-up of the shares issued to Casey Houlihan as of June 30, 2015, The true-up of the shares resulted in a quarterly expense of $776.